Shareholder Fees	Jul. 31, 2024
First Trust Commercial Mortgage Opportunities ETF | First Trust Commercial Mortgage Opportunities ETF
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%